Investment Strategy	Aug. 01, 2025
Aspiriant Risk-Managed Equity Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, the Equity Allocation Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund may invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e., rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets, which are considered developed or emerging based upon the market definition used by the MSCI ACWI Index (the “MSCI Index”). The Fund may invest in companies of any market capitalization.

The Fund seeks to achieve its investment objective by investing in securities that the Adviser believes offer the most attractive return vs. risk opportunities. The Fund’s assets are allocated to various sub-advisers and invested directly in other investment companies or pooled investment vehicles (“Underlying Funds”, such as U.S. and foreign open-end and closed-end funds, exchange-traded funds, and private funds) based on equity asset class forecasts used by the Adviser and its assessment of the risks of such asset classes. A key component of those forecasts is the Adviser’s expectation that valuations ultimately revert to their fundamental fair value. The Adviser changes the Fund’s allocations in response to changes in the Adviser’s investment outlook and in financial market valuations. The Adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

For a portion of its investments, which may be significant, the Fund may seek to reduce the volatility of its net asset value relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index (the “S&P 500” and with the MSCI Index, the “Benchmarks”), with respect to domestic securities, by using a global or domestic low volatility strategy that focuses on lower volatility equities through the use of risk models. The use of risk models refers to the use of a consistent process based on Models and Data (described below) to invest in securities that exhibit below average forecasted risk characteristics in order to achieve market-like returns with less volatility than the relevant Benchmark over a full market cycle. The Adviser considers a full market cycle to be the period between two peaks, which includes both a bear and a bull market and generally spans 7 to 10 years.

The Fund also pursues low volatility strategies by investing in Underlying Funds that seek to reduce volatility and achieve market-like returns by investing in equity securities believed to exhibit lower volatility than the relevant Benchmark over a full market cycle.

In addition, the Fund may use a significant portion of its assets to seek to reduce volatility relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index, with respect to domestic securities, by using a global or domestic quality strategy that focuses on lower risk and high quality equities. The Fund considers high quality equities to be equities of fundamentally strong companies with established track records of historical profitability that are able to outgrow an average company over time. The global quality strategy seeks to provide diversified exposure to high quality global companies, while the domestic quality strategy seeks to provide diversified exposure to high quality U.S. companies. The quality strategy may focus on security selection that could be considered growth investing or value investing. The quality strategy may tilt a portion of the Fund’s portfolio toward stocks that have lower volatility, lower earnings variation, lower leverage, and higher earnings yield versus the MSCI Index for the global quality strategy and the S&P 500 for the domestic quality strategy.

The Fund also pursues a quality strategy by investing in Underlying Funds that seek to reduce volatility by investing in equity securities believed to be of high quality.

In addition, the Fund pursues a long/short equity strategy by investing in Underlying Funds that seek to reduce volatility and achieve capital appreciation over a full market cycle by investing long and short in domestic and global equity securities.

When investing in Underlying Funds, the Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses.

Given the complexity of the investments and strategies of the Equity Allocation Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments by helping to determine the expected returns of securities.

In constructing the Fund’s investment portfolio, certain sub-advisers consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature. This tax-managed approach may only apply to a portion of the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Equity Allocation Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund may invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e., rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets, which are considered developed or emerging based upon the market definition used by the MSCI ACWI Index (the “MSCI Index”)
Aspiriant Risk-Managed Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its investment objective, under normal market conditions, the Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam). The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Fund may invest in bonds of any maturity and duration.

The Fund may invest significantly in high yield municipal securities, which are securities rated below investment grade (BB/Ba or lower at the time of purchase) or, if unrated, judged to be of comparable quality by the Fund’s sub-advisers. High yield securities are commonly referred to as junk bonds and are considered speculative.

The Fund also invests in investment grade municipal and other securities, preferred securities, taxable municipals, and pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that invest primarily in securities of the types in which the Fund may invest directly. In addition, for hedging purposes, the Fund may invest in structured notes and other derivatives such as futures contracts, options on futures contracts, swap agreements (including interest rate swaps, total return swaps and credit default swaps), and options on swap agreements.

The Fund may invest in all types of municipal securities, including general obligation bonds, revenue bonds, and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in municipal forwards, which are contracts to purchase municipal securities for a specified price at a future date later than the normal settlement date.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. Holders of inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage. The Fund may invest in inverse floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. The Fund will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The sub-advisers use a research-intensive investment process to identify higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-advisers’ allocation within the municipal markets and among non-municipal markets is based on its macroeconomic outlook, relative valuation estimates among the various markets, and tax-adjusted total return estimates among alternative investment opportunities. The sub-advisers may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The Adviser may change the Fund’s exposures from time-to-time, which in turn results in higher or lower levels of risk. In managing the Fund’s exposures, the Adviser considers a number of economic factors including valuation levels of publicly traded securities. For example, the Fund’s exposure to investment grade securities and high yield securities will vary depending on the market environment. In addition to varying its exposures, the Fund may also hold certain derivative positions intended to increase or decrease the risk of the Fund. For example, the Fund may enter into an interest rate swap designed to increase or decrease its sensitivity to prevailing interest rate levels.

Strategy Portfolio Concentration [Text]	To achieve its investment objective, under normal market conditions, the Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam). The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Fund may invest in bonds of any maturity and duration.
Aspiriant Defensive Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Defensive Allocation Fund is a “fund-of-funds” that seeks to provide an investment return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class such as long-short strategies. Non-traditional or alternative asset classes have tended over time to have a lower correlation with the broad U.S. stock and bond markets. The Fund allocates its assets among a variety of non-traditional or alternative asset classes listed below so as to capture diversifying returns from these non-traditional or alternative sources. The Defensive Allocation Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts.

The Fund intends to allocate its assets among a range of investment strategies. At any point in time, the Fund’s exposures may include global equities, global fixed income, currencies, commodities (including gold), market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, and other traditional and non-traditional strategies. In selecting Underlying Funds and asset class exposures, the Adviser will take asset diversification and potential volatility of return into account. The Underlying Funds include, among others, unaffiliated U.S. and foreign mutual funds and exchange traded funds, and unaffiliated limited partnerships, including hedge funds. At any time, investments in hedge funds will not exceed 15% of the Fund’s net assets. The Underlying Funds may invest in derivatives (e.g., futures, forwards, options, swaps or swaptions). A derivative is a contract whose value is based on performance of an underlying financial asset, index, rate, instrument or economic measure.

In seeking to achieve the Fund’s investment objective and preserve capital, the Adviser may invest a significant portion of the Fund’s net assets in cash and cash equivalents.

The Fund is non-diversified under the 1940 Act and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

Aspiriant Risk-Managed Taxable Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Taxable Bond Fund is a “fund-of-funds” that seeks to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities.

The Taxable Bond Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

In selecting Underlying Funds and SMAs, the Adviser will take asset diversification and potential volatility of return into account. The portfolio management team expects to actively evaluate each Underlying Fund and SMA based on its potential return, its risk level, and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser will also actively manage the Fund’s risks on an on-going basis to mitigate the risk of excessive losses by the portfolio overall.

The Underlying Funds consist of unaffiliated U.S. and foreign mutual funds, exchange-traded funds, and unaffiliated limited partnerships, including hedge funds. Because investments in unaffiliated limited partnerships, including hedge funds, may be illiquid, the Fund will not make any such investment if such investment would result in the Fund holding more than 15% of its net assets in illiquid investments.

Strategy Portfolio Concentration [Text]	To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities.